Income Taxes - Reconciliation Of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax computed at statutory rate	$ 165,302	$ (156,880)	$ 246,013
State income taxes, net of federal tax benefit	13,588	(41,566)	47,259
Noncontrolling interest in net income	(25,931)	(21,799)	(25,494)
Effect of change in state rate	(13,342)	0	0
CARES Act benefits	(10,384)	(19,837)	0
Foreign rate differential	331	(14,294)	0
Federal tax credits	(29,777)	0	0
US tax on non-US operations	18,547	0	0
Effect of nondeductible goodwill impairment charge	0	16,573	32,069
Other	5,564	5,656	(695)
Income tax expense (benefit) total	$ 123,898	$ (232,147)	$ 299,152